Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of finance income expense [line items]
Mark-to-market gain (loss)	$ 348	$ (1,724)
Swing of Mark-to-market gain (loss)	2,072
Interest expense on lease liabilities	(60)	(54)
Net finance income/(cost) excluding exceptional items	(2,047)	(4,204)
Mark-to-market gain (loss) exceptional items	283	(1,438)
Unwinding of discount	(154)	(171)
Bond fees	(33)	(52)
Gain (loss) on early termination	$ (582)	0
Gain (loss) on remeasurement of deferred considerations		$ 50